REALTY CAPITAL INCOME FUNDS TRUST

Supplement dated April 17, 2015
to the
Statement of Additional Information (“SAI”) dated September 4, 2014

This supplement provides new and additional information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI. Terms not defined herein shall have the meanings ascribed to them in the SAI.

SAI Updates

Effective April 2, 2015, Nicholas S. Schorsch and Robert H. Burns resigned as Trustees of the Board of Trustees (the “Board”) of Realty Capital Income Funds Trust (the “Trust”). Effective April 2, 2015, the Trust’s Board appointed John H. Grady, the Trust’s President, as a Trustee of the Trust and as Chairman of the Board. Accordingly, the disclosure in the SAI is revised as follows:

•	All references to Nicholas S. Schorsch and Robert H. Burns as Trustees are hereby deleted in their entirety, except in the table under the sub-heading “Management of the Funds — Compensation” on page 40 of the SAI, where the references to prior compensation remain.
•	All references to the number of Trustees and Independent Trustees serving on the Board are updated to reflect that the Board is comprised of three Trustees, two of whom are Independent Trustees.

Management of the Funds

•	The first two sentences in the first paragraph under the sub-heading “Board Leadership Structure” on page 33 of the SAI are replaced in their entirety with the following:

“The Board currently is comprised of three Trustees, two of whom are Independent Trustees. John H. Grady, who, among other things, serves as Chairman of the Board and President of the Trust, is an “interested person” of the Trust (an “Interested Trustee”).”

•	The entry for John H. Grady in the “Officers” portion of table under the sub-heading “Trustees and Officers” on page 36 of the SAI is deleted and replaced in its entirety with the following entry in the “Interested Trustees and Officers” portion of the table:

“Name, Address and Year of Birth	Position Held and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
John H. Grady 405 Park Avenue 14th Floor New York, NY 10022 Year of birth: 1961	Trustee and Chairman since 2015; President since 2013	Chairman and Interested Trustee, American Real Estate Income Fund from April 2015 to present; President, Treasurer and Secretary, American Real Estate Income Fund from October 2012 to present; President, National Fund Advisors, LLC from October 2012 to present; President, American National Stock Transfer, LLC from October 2012 to September 2014; Chief Strategy and Risk Officer, RCS Capital Corporation from October 2014 to present; Chief Operating Officer, Realty Capital Securities from October 2012 to September 2014; Chief Compliance Officer, Business Development Corporation of America, from October 2012 to April 2015; Chief Compliance Officer, BDCA Adviser, LLC, from October 2012 to March 2015; General Counsel and Chief Operating Officer, Steben & Company (firm operated and distributed commodity pools using managed futures strategies), from December 2009 to September 2012.	4	American Real Estate Income Fund from April 2015 to present”
•	The following information is added under the sub-heading “Qualifications and Experiences of the Trustees” on page 39 of the SAI:

“John H. Grady — Mr. Grady’s current and prior experience as an executive officer at a number of entities in the securities industry, as well as his approximately 30 years as a practicing attorney, make him well qualified to serve as Trustee and Chairman of the Board.”

•	The following entry for John H. Grady is added to the “Interested Trustees and Officers” portion of the table setting forth the Trustee ownership interests in the Trust under the sub-heading “Trustee Ownership” on page 40 of the SAI:

“Name of Trustee	Dollar Range of Equity Securities in the BDC Income Fund	Dollar Range of Equity Securities in the Dividend and Value Fund	Dollar Range of Equity Securities in the Global Real Estate Income Fund	Dollar Range of Equity Securities in the Real Estate Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John H. Grady*	None	None	None	None	None

*	Mr. Grady joined the Board effective April 2, 2015.”